Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) In Thousands, unless otherwise specified	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY	Dec. 31, 2012 CNY	Sep. 30, 2013 Time deposits USD ($)	Sep. 30, 2013 Time deposits CNY	Dec. 31, 2012 Time deposits CNY	Sep. 30, 2013 Restricted cash USD ($)	Sep. 30, 2013 Restricted cash CNY	Dec. 31, 2012 Restricted cash CNY	Sep. 30, 2013 Quoted prices in active markets for identical assets (Level 1) Time deposits CNY	Dec. 31, 2012 Quoted prices in active markets for identical assets (Level 1) Time deposits CNY	Sep. 30, 2013 Quoted prices in active markets for identical assets (Level 1) Restricted cash CNY	Dec. 31, 2012 Quoted prices in active markets for identical assets (Level 1) Restricted cash CNY	Sep. 30, 2013 Significant other observable inputs (Level 2) CNY	Dec. 31, 2012 Significant other observable inputs (Level 2) CNY	Sep. 30, 2013 Significant unobservable inputs (Level 3) CNY	Dec. 31, 2012 Significant unobservable inputs (Level 3) CNY
Cash and cash equivalents
Cash and cash equivalents				$ 171,529	1,049,760	676,476	$ 68,256	417,724	150,462	1,049,760	676,476	417,724	150,462
Foreign currency / commodity / interest rate swap derivatives
- Financial assets	868	5,310												5,310
- Financial liabilities	1,357	8,307	17,311											8,307	17,311
Conversion option of convertible bonds	$ 7,609	46,570	7,908													46,570	7,908